Segment information - Summary of Operating Results by Geographical Areas (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Turnover	€ 60,761	€ 59,604	€ 60,073
Non-current assets	53,541	51,084	52,201
United Kingdom
Disclosure of geographical areas [line items]
Turnover	2,646	2,523	2,498
Non-current assets	3,830	3,567	3,621
United States
Disclosure of geographical areas [line items]
Turnover	12,515	12,250	12,122
Non-current assets	19,715	18,205	18,109
India
Disclosure of geographical areas [line items]
Turnover	6,677	6,691	6,872
Non-current assets	6,700	6,436	6,500
Others
Disclosure of geographical areas [line items]
Turnover	38,923	38,140	38,581
Non-current assets	€ 23,296	€ 22,876	€ 23,971